INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Schedule of Associate Undertakings
As of December 31, 2022, the following were associate undertakings of the Group:

Name	Country of registration or incorporation	Effective interest percentage	Registered Office Address
Selina Real Estate 1, S.A.[1]	Panama	30.00%	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Leo Riders Limited	Gibraltar	40.00%	57/63 Line Wall Road, Gibraltar GX11 1AA
Tze'elim Tourism Guest Rooms - Agricultural Cooperative Society Ltd.	Israel	35.00%	Kibbutz Tze'elim, Be'er Sheva 85520, Israel
Mantra by Selina Ltd.	Israel	50.01%	Of 12 Masalawati Brothers St., Tel Aviv, Israel
[1] This entity no longer owns the assets it was incorporated to hold. Therefore, it is currently in the process of liquidation.

Schedule of Value of Investments in Associates

	2022	2021
	(In thousands of US$)
Cost
Value as at January 1	887	718
Additions	3,102	161
Decreases	—	(54)
Write-offs	(737)	—
Share of gain / (loss) in associate	84	62
As at December 31	3,336	887